PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment, Net
Property and Equipment, total	$ 75,403,742	$ 68,936,364
Less: accumulated depreciation	(13,963,450)	(8,766,890)
Property and equipment, total before construction in progress	61,440,292	60,169,474
Construction in progress	2,238,360	39,135
Property and equipment, net	63,678,652	60,208,609
Depreciation expense	4,960,417	3,555,734	2,032,836
Film projection equipment
Property And Equipment, Net
Property and Equipment, total	27,165,958	24,841,457
Furniture and office equipment
Property And Equipment, Net
Property and Equipment, total	1,953,665	1,668,538
Transportation equipment
Property And Equipment, Net
Property and Equipment, total	852,689	761,874
Leasehold improvements
Property And Equipment, Net
Property and Equipment, total	$ 45,431,430	$ 41,664,495